Commitments (Detail Textuals)	12 Months Ended
	Dec. 31, 2018 USD ($) Loans	Dec. 31, 2017 USD ($) Loans
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Loan amount	$ 3,098,000	$ 10,836,000
Number of commercial letters of credit | Loans	3	2
Commercial letters of credit	$ 64,000	$ 414,000
Minimum
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Interest rate during period	4.50%	3.25%
Maximum
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Interest rate during period	6.00%	5.25%